COMMITMENTS AND CONTINGENCIES (Details) (USD $)	0 Months Ended								3 Months Ended	12 Months Ended
	Aug. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Jul. 07, 2010	Jan. 31, 2010	Mar. 31, 2009	Aug. 31, 2008	Jan. 31, 1997	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Jun. 30, 2013	Mar. 31, 2012	Jul. 31, 2008	Feb. 28, 2005
Intellectual Property Matters [Abstract]
Pantoprazole Insurance Coverage									$ 190,000,000
Pantoprazole Settlement Agreement Amount									1,600,000,000
Wyeths Protonix Settlement Payment To Date									1,600,000,000
Annual sales of Provigil											230,000,000		500,000,000	1,000,000,000
Annual Sales of Effexor				2,600,000,000
Annual Sales of Lamictal															2,300,000,000	950,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer			74,000,000					500,000,000
Annual Sales of Nexium					6,300,000,000					6,000,000,000
Annual Sales of Solodyn		765,000,000				380,000,000
Annual Sales Of Aggrenox							340,000,000		460,000,000
Annual Sales Of Actos	2,800,000,000											3,700,000,000
Annual Sales Of Actoplus	430,000,000											500,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange									Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment.
Cephalon Losses Resulting From The Promotion and Prescription of Actiq									700,000,000
Compensatory Damages For The State of Illonois									100,000,000
Annual Sales Of Wellbutrin									1,000,000,000
Pantoprazole Insurance Recovery									233,000,000
Provigi lLegal Settlement									512,000,000
ProvigilLegalSettlementPayment									282,000,000
Provigil Litigation Provision											260,000,000
Apotex Litigation Provision									25,000,000
Nexium Settlement Payment										24,000,000
Annual Sales Of Abilify										$ 7,800,000,000
Teva And Subsidiaries [Member]
Approximate number of product liability cases									4,000
Approximate number of pending cases									500
Approximate Number Of Plaintiffs Claiming Injuries									4,400
Teva And Subsidiaries [Member] | Teva Parental Medicines Inc [Member]
Parties To Tort Proceeding Cases Against Teva In Philadelphia Court									40